Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.72%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		824	$82,622
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,666	80,401
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,391	40,214
Vanguard Short-Term Treasury ETF (a)............................................................................		1,392	80,444
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $293,492)			283,681
		Notional
PURCHASED OPTIONS - 120.20% (b)(c)	Contracts	Amount

CALL OPTIONS - 106.51%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $385.47.......................................	15	$537,840	13,510
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.40..........................................	22	788,832	787,684
PUT OPTIONS - 13.69%			801,194

iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $108.70...................	72	737,640	62,249
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$105.47................................................................................................................	74	758,130	40,017
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $154.58......................................	22	788,832	674
TOTAL PURCHASED OPTIONS (Cost $940,209)			102,940
			904,134
Total Investments (Cost $1,233,701) - 157.92%............................................................			1,187,815
Liabilities in Excess of Other Assets - (57.92)%..............................................................			(435,605)
....................................................................................TOTAL NET ASSETS - 100.00%			$752,210

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $283,681.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	1/10/2023	$154.58	22	$(788,832)	$(451,766)
PUT OPTIONS					(451,766)

iShares 20+ Year Treasury Bond ETF...............	1/10/2023	$114.42	72	(737,640)	(94,211)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	1/10/2023	$111.02	74	(758,130)	(74,137)
S&P 500® Mini Index...................................	1/10/2023	$385.47	11	(394,416)	(35,245)
TOTAL OPTIONS WRITTEN (Premiums Received $616,988)					(203,593)
					$(655,359)